Income Taxes Provision (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Current Federal Tax Expense (Benefit)	$ (17,927)	$ 65,877	$ (17,312)
Current State and Local Tax Expense (Benefit)	694	7,495	1,937
Current Income Tax Expense (Benefit)	(17,233)	73,372	(15,375)
Deferred Federal Income Tax Expense (Benefit)	92,041	(26,854)	46,705
Deferred State and Local Income Tax Expense (Benefit)	6,492	(4,563)	(2,545)
Deferred Income Tax Expense (Benefit)	98,533	(31,417)	44,160
Income Tax Expense (Benefit)	$ 81,300	$ 41,955	$ 28,785